Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Operating expenses - Front End Limited Company	$ 175.1	$ 122.2	$ 319.8	$ 232.0
Front End Limited Company | Other affiliates
Related Party Transaction [Line Items]
Operating expenses - Front End Limited Company	0.4	0.4	0.8	0.8
Magni Partners Limited | Other affiliates
Related Party Transaction [Line Items]
Deferred finance charges - Magni	$ 1.0	$ 0.0	$ 1.0	$ 0.0